UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              February 14, 2011
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:  338,270
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (12/31/10) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
ABERCROMBIE & FITCH CO         COMMON STOCK   2896207     18845    327000   SH            SOLE       NONE      327000
AIRGAS INC                     COMMON STOCK   9363102     10212    163500   SH            SOLE       NONE      163500
AMERICAN TOWER CORP            COMMON STOCK  29912201     29832    577700   SH            SOLE       NONE      577700
AUTONAVI HOLDINGS LTD               ADR      05330F106     4892    305200   SH            SOLE       NONE      305200
CHANGYOU.COM LTD                    ADR      15911M107     1950     68400   SH            SOLE       NONE       68400
COGENT COMMUNICATIONS GROUP    COMMON STOCK  19239V302     1541    109000   SH            SOLE       NONE      109000
COUNTRY STYLE COOKING               ADR      22238M109     3761    163500   SH            SOLE       NONE      163500
CTRIP.COM INTERNATIONAL             ADR      22943F100     7291    180250   SH            SOLE       NONE      180250
DAQO NEW ENERGY CORP                ADR      23703Q104     6740    663373   SH            SOLE       NONE      663373
E-COMMERCE CHINA                    ADR      26833A105     2951    109000   SH            SOLE       NONE      109000
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104     1139    550000   SH            SOLE       NONE      550000
INFORMATION SERVICES GROUP        WARRANT    45675Y203        6    750000   SH            SOLE       NONE      750000
ISOFTSTONE HOLDINGS LTD             ADR      46489B108      520     28615   SH            SOLE       NONE       28615
KNOT INC/THE                   COMMON STOCK  499184109     4846    490500   SH            SOLE       NONE      490500
LDK SOLAR CO LTD                CONVERTIBLE  50183LAB3     3753   3800000  PRN            SOLE       NONE     3800000
LPL INVESTMENT HOLDINGS INC    COMMON STOCK  50213H100    10031    275800   SH            SOLE       NONE      275800
MASTERCARD INC                 COMMON STOCK  57636Q104    10993     49050   SH            SOLE       NONE       49050
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109     3969    109000   SH            SOLE       NONE      109000
MOODY'S CORP                   COMMON STOCK  615369105    21407    806600   SH            SOLE       NONE      806600
MSCI INC                       COMMON STOCK  55354G100    24631    632200   SH            SOLE       NONE      632200
O REILLY AUTOMOTIVE INC        COMMON STOCK  67103H107     3021     50000   SH            SOLE       NONE       50000
SAVVIS INC                     COMMON STOCK  805423308    23695    928500   SH            SOLE       NONE      928500
SBA COMMUNICATIONS CORP        COMMON STOCK  78388J106     8925    218000   SH            SOLE       NONE      218000
SCHWAB (CHARLES) CORP          COMMON STOCK  808513105     5193    303500   SH            SOLE       NONE      303500
SINA CORP                      COMMON STOCK  G81477104    14253    207100   SH            SOLE       NONE      207100
SOLARFUN POWER HOLD                 ADR      83415U108     1671    204500   SH            SOLE       NONE      204500
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK  848574109     3450    165800   SH            SOLE       NONE      165800
SUNTECH POWER HLDGS CO          CONVERTIBLE  86800CAE4     6221   7100000  PRN            SOLE       NONE     7100000
SUNTECH POWER HOLDINGS              ADR      86800C104     1135    141700   SH            SOLE       NONE      141700
TELEKOMUNIK INDONESIA               ADR      715684106     7771    218000   SH            SOLE       NONE      218000
TITANIUM METALS CORP           COMMON STOCK  888339207     1873    109000   SH            SOLE       NONE      109000
TRANSDIGM GROUP INC            COMMON STOCK  893641100    13358    185500   SH            SOLE       NONE      185500
TRINA SOLAR LTD                     ADR      89628E104     2686    114700   SH            SOLE       NONE      114700
TRIUMPH GROUP INC              COMMON STOCK  896818101     9786    109450   SH            SOLE       NONE      109450
URBAN OUTFITTERS INC           COMMON STOCK  917047102     7807    218000   SH            SOLE       NONE      218000
VERISK ANALYTICS INC           COMMON STOCK  92345Y106    12259    359700   SH            SOLE       NONE      359700
VISTAPRINT NV                  COMMON STOCK  N93540107    13538    294300   SH            SOLE       NONE      294300
WELLPOINT INC                  COMMON STOCK  94973V107    14613    257000   SH            SOLE       NONE      257000
YAHOO! INC                     COMMON STOCK  984332106    11782    708500   SH            SOLE       NONE      708500
YINGLI GREEN ENERGY HOLD            ADR      98584B103     5923    599500   SH            SOLE       NONE      599500